Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation
The accompanying unaudited condensed consolidated financial statements of ECARX Holdings Inc. (“the Company”) and its consolidated subsidiaries (the “Group”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the United States Securities and Exchange Commission. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of the Group as of and for the year ended December 31, 2025.
The accompanying unaudited condensed consolidated financial statements were prepared assuming the Group will continue as a going concern. The Group generated a net loss of US$23,001 and net cash outflows from operations of US$127,695 for the six months ended June 30, 2026. As of June 30, 2026, the Group’s consolidated current liabilities exceeded current assets in the amount of US$271,385.

The Company has evaluated plans to continue as a going concern which include, but are not limited to, (i) reducing discretionary capital and operating expenses; (ii) obtaining additional facilities from banks and renewal of existing bank borrowings; (iii) issuance of new equity and convertible debt securities; (iv) obtaining extended financial support from controlling shareholder and related parties; and (v) accelerating pace of collections of amounts due from related and third parties to optimize operational efficiency. Subsequent to June 30, 2026, the Company drew down an additional RMB460 million (approximately US$68 million) under the syndicated loan facility as mentioned in Note 11 and issued US$15 million of convertible notes pursuant to the 2025 Convertible Note Purchase Agreement as mentioned in Note 14. Notwithstanding this, feasibility of some of these plans is contingent upon factors outside of the control of the Company and, as such, the Company concluded that substantial doubt about its ability to continue as a going concern has not been alleviated as of the reporting date.
In the opinion of the management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2026, the results of operations and cash flows for the six months ended June 30, 2025 and 2026, have been made.
The preparation of unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported revenues and expenses during the periods presented in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, expected credit losses for accounts receivable and amounts due from related parties; recoverability of contract cost assets included in other current assets and non-current assets; valuation of inventories; accrual for warranty obligations; useful lives and recoverability of property, equipment and intangible assets; impairment of goodwill; recoverability and fair value of long-term investments; fair values of share-based compensation awards; and incremental borrowing rates of the Group’s leases. Changes in facts and circumstances may result in these estimates to be revised. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

Risks and concentration	Risks and concentration
Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, short-term investments, accounts receivables, notes receivable, amounts due from related parties, other receivables included in prepayments and other current assets and other non-current assets.

Fair value measurements	Fair value measurements
The Group measures certain assets and liabilities at fair value. Fair value is the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions.

The fair value hierarchy consists of the following three levels:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Includes other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

Recently adopted accounting pronouncements	Recently adopted accounting pronouncements
In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326). This ASU amends ASC 326-20 to provide a practical expedient (for all entities) and an accounting policy election (for all entities, other than public business entities, that elect the practical expedient) related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. This update is effective for the Group from January 1, 2026, including interim periods within those annual reporting years. The Group adopted this ASU on January 1, 2026 prospectively and the adoption did not have a material impact on its consolidated financial statements and related disclosures.